UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7482

Nuveen Pennsylvania Premium Income Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/10

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Pennsylvania Premium Income Municipal Fund 2 (NPY)
	July 31, 2010
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 26.5% (17.8% of Total Investments)
$ 1,045	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Bonds,	11/10 at 101.00	N/R	$ 951,943
	Thiel College, Series 1999A, 5.375%, 11/15/29 – ACA Insured
200	Allegheny County Higher Education Building Authority, Pennsylvania, College Revenue Refunding	No Opt. Call	Baa3	209,136
	Bonds, Robert Morris College, Series 1998A, 6.000%, 5/01/28
1,245	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Duquesne	3/14 at 100.00	A	1,341,649
	University, Series 2004A, 5.000%, 3/01/19 – FGIC Insured
1,140	Allegheny County Higher Education Building Authority, Pennsylvania, Revenue Bonds, Robert	2/16 at 100.00	Baa3	1,072,991
	Morris University, Series 2006A, 4.750%, 2/15/26
3,000	Chester County Health and Education Facilities Authority, Pennsylvania, College Revenue Bonds,	10/10 at 100.00	BB+	2,806,710
	Immaculata College, Series 1998, 5.625%, 10/15/27
	Delaware County Authority, Pennsylvania, Revenue Bonds, Villanova University, Series 2006:
1,565	5.000%, 8/01/23 – AMBAC Insured	8/16 at 100.00	A1	1,672,140
770	5.000%, 8/01/24 – AMBAC Insured	8/16 at 100.00	A1	818,117
	Delaware County Authority, Pennsylvania, Revenue Refunding Bonds, Villanova University,
	Series 2003:
1,705	5.250%, 8/01/19 – FGIC Insured	8/13 at 100.00	A1	1,860,138
1,350	5.250%, 8/01/20 – FGIC Insured	8/13 at 100.00	A1	1,471,811
1,000	5.250%, 8/01/21 – FGIC Insured	8/13 at 100.00	A1	1,083,480
	Erie Higher Education Building Authority, Pennsylvania, College Revenue Bonds, Gannon
	University, Series 2007-GG3:
725	5.000%, 5/01/32 – RAAI Insured	5/17 at 100.00	N/R	670,625
250	5.000%, 5/01/35 – RAAI Insured	5/17 at 100.00	N/R	227,530
3,060	Indiana County Industrial Development Authority, Pennsylvania, Revenue Bonds, Student	11/14 at 100.00	N/R	2,802,256
	Cooperative Association Inc./Indiana University of Pennsylvania – Student Union Project,
	Series 2004, 5.000%, 11/01/24 – AMBAC Insured
1,575	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/16 at 100.00	BBB+	1,376,723
	University, Series 2006, 4.500%, 4/01/30 – RAAI Insured
855	Montgomery County Higher Education and Health Authority, Pennsylvania, Revenue Bonds, Arcadia	4/20 at 100.00	BBB+	872,502
	University, Series 2010, 5.625%, 4/01/40
325	New Wilmington, Pennsylvania, Revenue, Westminster College, Series 2007G, 5.125%, 5/01/33 –	5/17 at 100.00	N/R	310,885
	RAAI Insured
4,085	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/12 at 100.00	Aa2	4,326,178
	Higher Education, Series 2002W, 5.000%, 6/15/19 – AMBAC Insured
4,200	Pennsylvania Higher Educational Facilities Authority, General Revenue Bonds, State System of	6/18 at 100.00	Aa2	4,411,638
	Higher Education, Series 2008AH, 5.000%, 6/15/33
1,285	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Allegheny College, Series	5/16 at 100.00	A–	1,259,159
	2006, 4.750%, 5/01/31
2,420	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Drexel University, Series	11/17 at 100.00	A+	2,490,228
	2007A, 5.000%, 5/01/37 – NPFG Insured
3,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, First	4/16 at 100.00	Aa3	3,246,300
	Series of 2006, 5.000%, 4/01/21 – NPFG Insured
1,845	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1	1,863,745
	University, Series 2002, 5.000%, 1/01/32
1,000	Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	3/20 at 100.00	AA–	1,035,000
	University, Series 2010, 5.000%, 3/01/40
2,000	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of	7/15 at 100.00	AA+	2,065,940
	Pennsylvania, Series 2005C, 5.000%, 7/15/38
1,310	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Ursinus College, Series	7/13 at 100.00	A–	1,340,733
	2003, 5.500%, 1/01/24 – RAAI Insured
800	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, York College Project,	11/15 at 100.00	A	828,680
	Series 2005EE1, 5.250%, 11/01/27 – SYNCORA GTY Insured
1,000	Pennsylvania Higher Educational Facilities Authority, University of the Sciences in	5/15 at 100.00	A3	1,005,630
	Philadelphia Revenue Bonds, Series 2005, 4.750%, 11/01/33 – SYNCORA GTY Insured
2,000	Pennsylvania State University, General Revenue Bonds, Series 2010, 5.000%, 3/01/35	3/20 at 100.00	Aa1	2,138,980
10,600	Pennsylvania State University, General Revenue Bonds, Series 2007A, 4.500%, 8/15/36 (UB)	8/16 at 100.00	Aa1	10,658,300
530	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, MaST Charter	8/20 at 100.00	BBB+	537,961
	School Project, Series 2010, 6.000%, 8/01/35
1,545	State Public School Building Authority, Pennsylvania, College Revenue Bonds, Montgomery County	5/15 at 100.00	Aa2	1,719,956
	Community College, Series 2005, 5.000%, 5/01/18 – AMBAC Insured
750	Union County, Higher Education Facilities Financing Authority, Pennsylvania, Revenue Bonds,	4/13 at 100.00	Aa2	827,153
	Bucknell University, Series 2002A, 5.250%, 4/01/19
58,180	Total Education and Civic Organizations			59,304,217
	Health Care – 17.5% (11.8% of Total Investments)
	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, Ohio Valley
	General Hospital, Series 2005A:
1,150	5.000%, 4/01/25	4/15 at 100.00	Baa3	1,047,662
1,455	5.125%, 4/01/35	4/15 at 100.00	Baa3	1,247,110
1,200	Erie County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Saint Vincent Health	7/20 at 100.00	Baa2	1,220,292
	Center Project, Series 2010A, 7.000%, 7/01/27
1,230	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/12 at 100.00	Baa1	1,346,456
	2002, 5.250%, 11/01/16 – AMBAC Insured
395	Erie County Hospital Authority, Pennsylvania, Revenue Bonds, Hamot Health Foundation, Series	11/17 at 100.00	BBB+	365,150
	2007, 5.000%, 11/01/37 – CIFG Insured
835	Franklin County Industrial Development Authority, Pennsylvania, Revenue Bonds, Chambersburg	No Opt. Call	A2	837,188
	Hospital Project, Series 2010, 5.375%, 7/01/42
1,885	Lancaster County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, The Lancaster	3/17 at 100.00	AA–	1,960,268
	General Hospital Project, Series 2007A, 5.000%, 3/15/26
5,000	Lebanon County Health Facilities Authority, Pennsylvania, Revenue Bonds, Good Samaritan	11/12 at 101.00	BB+	4,752,850
	Hospital Project, Series 2002, 5.900%, 11/15/28
2,990	Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Lehigh Valley	7/18 at 100.00	AAA	3,032,817
	Health Network, Series 2008A, 5.000%, 7/01/33 – AGM Insured
1,250	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/14 at 100.00	A	1,283,200
	Series 2004A, 5.500%, 11/01/24
4,505	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,	11/17 at 100.00	AAA	4,632,942
	Series 2007, 5.000%, 11/01/30 – AGC Insured
2,500	Lycoming County Athority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health System	7/19 at 100.00	BBB+	2,552,875
	Project, Series 2009, 5.500%, 7/01/28
650	Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pocono Medical Center,	1/17 at 100.00	A–	642,090
	Series 2007, 5.125%, 1/01/37
2,000	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue Bonds,	6/12 at 101.00	A	2,037,540
	Abington Memorial Hospital, Series 2002A, 5.000%, 6/01/22
565	Montgomery County Industrial Development Authority, Pennsylvania, FHA Insured Mortgage Revenue	8/20 at 100.00	AA	586,024
	Bonds, New Regional Medical Center Project, Series 2010, 5.375%, 8/01/38
	Northampton County General Purpose Authority, Pennsylvania, Hospital Revenue Bonds, Saint
	Lukes Hospital Project, Series 2008A:
1,235	5.250%, 8/15/23	8/18 at 100.00	A3	1,290,624
1,000	5.500%, 8/15/35	8/18 at 100.00	A3	1,011,630
150	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	No Opt. Call	Baa1	161,600
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23
3,575	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Health System	5/20 at 100.00	AA	3,588,478
	Revenue Bonds, Jefferson Health System, Series 2010B, 5.000%, 5/15/40
	Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Pottsville Hospital and
	Warne Clinic, Series 1998:
2,000	5.500%, 7/01/18	1/11 at 100.00	N/R	1,948,620
2,000	5.625%, 7/01/24	1/11 at 100.00	N/R	1,821,040
970	Sayre Healthcare Facility Authority, Pennsylvania, Revenue Bonds, Guthrie Healthcare System,	12/17 at 100.00	A+	633,071
	Series 2007, 1.191%, 12/01/31 – AMBAC Insured
	Southcentral Pennsylvania General Authority, Revenue Bonds, Hanover Hospital Inc., Series 2005:
475	5.000%, 12/01/27 – RAAI Insured	12/15 at 100.00	BBB–	419,064
330	5.000%, 12/01/29 – RAAI Insured	12/15 at 100.00	BBB–	288,747
575	Westmoreland County Industrial Development Authority, Pennsylvania, Health System Revenue	7/20 at 100.00	A3	574,621
	Bonds, Excela Health Project, Series 2010A, 5.125%, 7/01/30
39,920	Total Health Care			39,281,959
	Housing/Multifamily – 3.9% (2.6% of Total Investments)
2,000	Delaware County Industrial Development Authority, Pennsylvania, Multifamily Housing Revenue	4/12 at 100.00	AAA	2,037,480
	Bonds, Darby Townhouses Project, Series 2002A, 5.500%, 4/01/32 (Mandatory put 4/01/22)
	(Alternative Minimum Tax)
750	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	No Opt. Call	BBB–	760,590
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Slippery Rock University
	Foundation Inc., Student Housing Project, Series 2005A:
2,035	5.000%, 7/01/19 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	2,073,095
3,400	5.000%, 7/01/37 – SYNCORA GTY Insured	7/15 at 100.00	BBB+	3,140,104
740	Philadelphia Authority for Industrial Development, Pennsylvania, Multifamily Housing Revenue	5/15 at 102.00	Baa3	636,245
	Bonds, Presbyterian Homes Germantown – Morrisville Project, Series 2005A, 5.625%, 7/01/35
8,925	Total Housing/Multifamily			8,647,514
	Housing/Single Family – 6.5% (4.4% of Total Investments)
395	Allegheny County Residential Finance Authority, Pennsylvania, GNMA Mortgage-Backed Securities	11/10 at 100.00	Aaa	395,956
	Program Single Family Mortgage Revenue Bonds, Series 2000II-2, 5.900%, 11/01/32 (Alternative
	Minimum Tax)
1,095	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-93A,	4/15 at 100.00	AA+	1,103,091
	4.950%, 10/01/26 (Alternative Minimum Tax) (UB)
3,065	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-94A,	10/15 at 100.00	AA+	3,081,336
	5.150%, 10/01/37 (Alternative Minimum Tax) (UB)
4,000	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2006-95A,	10/15 at 100.00	AA+	3,981,880
	4.900%, 10/01/37 (Alternative Minimum Tax) (UB)
1,355	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-97A,	10/16 at 100.00	AA+	1,349,350
	4.600%, 10/01/27 (Alternative Minimum Tax) (UB)
1,525	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2007-98A,	10/16 at 100.00	AA+	1,487,455
	4.850%, 10/01/31 (Alternative Minimum Tax) (UB)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2008-103-C:
355	5.200%, 10/01/28	10/17 at 100.00	AA+	369,619
1,900	5.450%, 10/01/38	10/17 at 100.00	AA+	1,994,012
765	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Mortgage Revenue Bonds, Series 1997A,	10/10 at 100.00	AAA	766,102
	6.200%, 10/01/21 (Alternative Minimum Tax)
14,455	Total Housing/Single Family			14,528,801
	Industrials – 3.1% (2.1% of Total Investments)
2,000	New Morgan Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue Bonds,	10/10 at 100.00	BBB	2,001,480
	New Morgan Landfill Company Inc., Series 1994, 6.500%, 4/01/19 (Alternative Minimum Tax)
2,000	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds, Amtrak	5/11 at 101.00	A1	2,030,540
	Project, Series 2001A, 6.250%, 11/01/31 (Alternative Minimum Tax)
2,750	Pennsylvania Industrial Development Authority, Economic Development Revenue Bonds, Series	7/12 at 101.00	A1	2,934,113
	2002, 5.500%, 7/01/17 – AMBAC Insured
6,750	Total Industrials			6,966,133
	Long-Term Care – 5.6% (3.8% of Total Investments)
1,500	Cumberland County Municipal Authority Revenue Bonds, Pennsylvania, Diakon Lutheran Social	1/19 at 100.00	N/R	1,544,655
	Ministries Project, Series 2009, 6.375%, 1/01/39
4,905	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social	1/17 at 100.00	N/R	4,327,191
	Ministries, Series 2007, 5.000%, 1/01/36
1,000	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Presbyterian Homes Inc.,	12/12 at 100.00	BBB+	982,960
	Series 2003A, 5.000%, 12/01/22 – RAAI Insured
	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic Homes
	Project, Series 2006:
1,565	5.000%, 11/01/31	11/16 at 100.00	A	1,574,061
230	5.000%, 11/01/36	11/16 at 100.00	A	230,840
	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Dr. Gertrude A. Barber
	Center Inc., Series 2000:
1,000	6.150%, 12/01/20 – RAAI Insured	8/10 at 100.00	BBB	1,005,260
2,000	5.900%, 12/01/30 – RAAI Insured	12/10 at 100.00	BBB	2,000,160
1,230	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Northwestern Human	12/10 at 100.00	BB	997,985
	Services Inc., Series 1998A, 5.250%, 6/01/28
13,430	Total Long-Term Care			12,663,112
	Materials – 2.5% (1.7% of Total Investments)
1,190	Bradford County Industrial Development Authority, Pennsylvania, Solid Waste Disposal Revenue	12/15 at 100.00	BBB	1,204,280
	Bonds, International Paper Company, Series 2005B, 5.200%, 12/01/19 (Alternative Minimum Tax)
500	Erie County Industrial Development Authority, Pennsylvania, Environmental Improvement Revenue	9/10 at 101.00	BBB	505,630
	Refunding Bonds, Series 2000B, 6.000%, 9/01/16 (Alternative Minimum Tax)
4,500	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/10 at 100.00	N/R	3,861,360
	National Gypsum Company, Series 1997B, 6.125%, 11/01/27 (Alternative Minimum Tax)
6,190	Total Materials			5,571,270
	Tax Obligation/General – 18.6% (12.5% of Total Investments)
3,000	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2	3,150,810
	2009, 5.000%, 8/01/29
	Harrisburg Redevelopment Authority, Dauphin County, Pennsylvania, Guaranteed Revenue Bonds,
	Series 1998B:
1,750	0.000%, 5/01/22 – AGM Insured	5/16 at 75.56	AAA	855,120
2,750	0.000%, 11/01/22 – AGM Insured	5/16 at 73.64	AAA	1,301,905
2,750	0.000%, 5/01/23 – AGM Insured	5/16 at 71.71	AAA	1,245,723
260	Lower Merion School District, Montgomery County, Pennsylvania, General Obligation Bonds,	9/17 at 100.00	Aaa	292,825
	Series 2007, 5.000%, 9/01/23
2,115	Owen J. Roberts School District, Chester County, Pennsylvania, General Obligation Bonds,	5/16 at 100.00	Aa2	2,326,796
	Series 2006, 5.000%, 5/15/24 – AGM Insured
4,835	Pennsylvania State, General Obligation Bonds, Series 2007, Residuals 1986,	No Opt. Call	Aa1	5,704,575
	13.198%, 3/01/15 (IF)
3,200	Pennsylvania, General Obligation Bonds, First Series 2006, 5.000%, 10/01/18	10/16 at 100.00	Aa1	3,835,648
1,000	Pennsylvania, General Obligation Bonds, Second Series 2005, 5.000%, 1/01/18	1/16 at 100.00	Aa1	1,184,660
1,500	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2007A, 5.000%,	No Opt. Call	Aa3	1,569,960
	6/01/34 – FGIC Insured
3,775	Pine-Richland School District, Pennsylvania, School Improvement General Obligation Bonds,	7/15 at 100.00	AAA	3,871,451
	Series 2005, 5.000%, 7/15/35 – AGM Insured
2,700	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2006B, 5.250%, 9/01/16 – AGM Insured	No Opt. Call	AAA	3,071,142
6,710	Reading School District, Berks County, Pennsylvania, General Obligation Bonds, Series 2003B,	No Opt. Call	A	2,108,550
	0.000%, 1/15/32 – FGIC Insured
2,250	Scranton Parking Authority, Pennsylvania , Guaranteed Revenue Bonds, Series 2007, 5.250%,	6/17 at 100.00	N/R	2,055,803
	6/01/39 – RAAI Insured
940	Scranton Parking Authority, Pennsylvania, Guaranteed Parking Revenue Bonds, Series 2004,	9/13 at 100.00	A	890,622
	5.000%, 9/15/33 – FGIC Insured
	State Public School Building Authority, Pennsylvania, School Revenue Bonds, Conneaut School
	District, Series 2003:
360	5.250%, 11/01/21 – FGIC Insured	11/13 at 100.00	A	391,586
490	5.250%, 11/01/22 – FGIC Insured	11/13 at 100.00	A	525,711
1,500	State Public School Building Authority, Pennsylvania, School Revenue Bonds, York City School	5/13 at 100.00	Aa3	1,528,935
	District, Series 2003, 4.000%, 5/01/21 – AGM Insured
1,535	Stroudsburg Area School District, Monroe County, Pennsylvania, General Obligation Bonds,	4/12 at 100.00	AAA	1,624,798
	Series 2001A, 5.000%, 4/01/19 – AGM Insured
1,400	Woodland Hills School District, Allegheny County, Pennsylvania, General Obligation Bonds,	9/15 at 100.00	AAA	1,607,746
	Series 2005D, 5.000%, 9/01/17 – AGM Insured
2,400	York County, Pennsylvania, General Obligation Bonds, Series 2006, 5.000%, 6/01/33 –	12/15 at 100.00	AA	2,482,680
	NPFG Insured
47,220	Total Tax Obligation/General			41,627,046
	Tax Obligation/Limited – 8.4% (5.6% of Total Investments)
1,500	Erie County Convention Center Authority, Pennsylvania, Convention Center Revenue Bonds, Series	1/15 at 100.00	AA–	1,527,840
	2005, 5.000%, 1/15/36 – FGIC Insured
1,950	Pennsylvania Turnpike Commission, Oil Franchise Tax Senior Lien Revenue Bonds, Series 2003A,	12/18 at 100.00	AA	2,036,327
	5.000%, 12/01/32 – NPFG Insured
5,015	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2003B, 5.250%,	11/13 at 100.00	AAA	5,514,394
	11/15/17 – AGM Insured
6,000	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.500%,	No Opt. Call	A3	6,367,800
	7/01/29 – AMBAC Insured
2,880	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	A3	687,370
	0.000%, 7/01/32 – FGIC Insured
2,405	Puerto Rico, Highway Revenue Bonds, Highway and Transportation Authority, Series 2003AA,	No Opt. Call	A	2,632,705
	5.500%, 7/01/19 – NPFG Insured
19,750	Total Tax Obligation/Limited			18,766,436
	Transportation – 17.1% (11.5% of Total Investments)
650	Delaware River Joint Toll Bridge Commission, New Jersey and Pennsylvania, Revenue Bonds,	7/13 at 100.00	A2	712,517
	Series 2003, 5.250%, 7/01/17
1,480	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A–	1,504,968
	5.000%, 1/01/40
4,600	Pennsylvania Economic Development Financing Authority, Revenue Bonds, Amtrak 30th Street	6/12 at 102.00	BBB+	4,649,036
	Station Parking Garage, Series 2002, 5.875%, 6/01/33 – ACA Insured (Alternative Minimum Tax)
5,500	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital Appreciation Series 2009E,	12/27 at 100.00	A–	3,968,635
	0.000%, 12/01/38
3,575	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2001R, 5.000%, 12/01/30 –	12/11 at 101.00	Aa3	3,628,482
	AMBAC Insured
2,680	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2006A, 5.000%, 12/01/24 –	6/16 at 100.00	Aa3	2,866,314
	AMBAC Insured
3,250	Philadelphia Airport System, Pennsylvania, Revenue Bonds, Series 2005A, 4.750%, 6/15/35 – NPFG	6/15 at 100.00	A+	3,090,523
	Insured (Alternative Minimum Tax)
10,000	Philadelphia Authority for Industrial Development, Pennsylvania, Airport Revenue Bonds,	7/11 at 101.00	A+	9,999,500
	Philadelphia Airport System Project, Series 2001A, 5.250%, 7/01/28 – FGIC Insured (Alternative
	Minimum Tax)
2,000	Pittsburgh Public Parking Authority, Pennsylvania, Parking Revenue Bonds, Series 2005B,	12/15 at 100.00	A	2,089,480
	5.000%, 12/01/23 – FGIC Insured
6,700	Susquehanna Area Regional Airport Authority, Pennsylvania, Airport System Revenue Bonds,	1/13 at 100.00	Baa3	5,805,550
	Series 2003B, 5.000%, 1/01/33 – AMBAC Insured
40,435	Total Transportation			38,315,005
	U.S. Guaranteed – 18.0% (12.1% of Total Investments) (4)
1,695	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	AAA	1,737,782
	5.500%, 12/01/30 (Pre-refunded 12/01/10) – NPFG Insured
1,200	Butler County, Pennsylvania, General Obligation Bonds, Series 2003, 5.250%, 7/15/23	7/13 at 100.00	A+ (4)	1,364,088
	(Pre-refunded 7/15/13) – FGIC Insured
1,615	Delaware County Regional Water Quality Control Authority, Pennsylvania, Sewerage Revenue	5/14 at 100.00	A3 (4)	1,873,513
	Bonds, Series 2004, 5.250%, 5/01/23 (Pre-refunded 5/01/14) – NPFG Insured
2,110	Fayette County, Pennsylvania, General Obligation Bonds, Series 2000, 5.625%, 11/15/28	11/10 at 100.00	N/R (4)	2,143,380
	(Pre-refunded 11/15/10) – AMBAC Insured
2,600	Norristown Area School District, Montgomery County, Pennsylvania, General Obligation Bonds,	3/13 at 100.00	N/R (4)	2,898,948
	Series 2003, 5.000%, 9/01/24 (Pre-refunded 3/01/13) – FGIC Insured
735	Pennsylvania Higher Educational Facilities Authority, College Revenue Bonds, Ninth Series	No Opt. Call	Aaa	854,592
	1976, 7.625%, 7/01/15 (ETM)
1,500	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Temple University, Series	7/11 at 101.00	Aaa	1,582,995
	2001, 5.000%, 7/15/31 (Pre-refunded 7/15/11) – MBIA Insured
3,905	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	1/13 at 100.00	A1 (4)	4,296,711
	University, Series 2002, 5.000%, 1/01/32 (Pre-refunded 1/01/13)
	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Franklin Towne
	Charter High School, Series 2006A:
470	5.250%, 1/01/27 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	554,910
790	5.375%, 1/01/32 (Pre-refunded 1/01/17)	1/17 at 100.00	N/R (4)	938,599
	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital
	Revenue Bonds, Presbyterian Medical Center of Philadelphia, Series 1993:
435	6.500%, 12/01/11 (ETM)	No Opt. Call	AAA	455,667
3,740	6.650%, 12/01/19 (ETM)	No Opt. Call	AAA	4,635,767
	Sayre Health Care Facility Authority, Pennsylvania, Revenue Bonds, Latrobe Area Hospital,
	Series 2002A:
1,700	5.250%, 7/01/14 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	1,852,507
1,200	5.250%, 7/01/15 (Pre-refunded 7/01/12) – AMBAC Insured	7/12 at 100.00	N/R (4)	1,307,652
1,015	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	11/14 at 100.00	A1 (4)	1,187,317
	Series 2004B, 5.375%, 11/15/34 (Pre-refunded 11/15/14)
	State Public School Building Authority, Berkes County, Pennsylvania, School Revenue Bonds,
	Brandywine Heights Area School District, Series 2003:
1,930	5.000%, 2/01/20 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa3 (4)	2,135,950
1,955	5.000%, 2/01/21 (Pre-refunded 2/01/13) – FGIC Insured	2/13 at 100.00	Aa3 (4)	2,163,618
4,050	State Public School Building Authority, Pennsylvania, Lease Revenue Bonds, Philadelphia School	6/13 at 100.00	AAA	4,551,674
	District, Series 2003, 5.000%, 6/01/33 (Pre-refunded 6/01/13) – AGM Insured
2,500	West Cornwall Township Municipal Authority, Pennsylvania, College Revenue Bonds, Elizabethtown	12/11 at 100.00	BBB+ (4)	2,689,675
	College Project, Series 2001, 5.900%, 12/15/18 (Pre-refunded 12/15/11)
965	West View Borough Municipal Authority, Allegheny County, Pennsylvania, Special Obligation	No Opt. Call	AAA	1,191,090
	Bonds, Series 1985A, 9.500%, 11/15/14 (ETM)
36,110	Total U.S. Guaranteed			40,416,435
	Utilities – 8.8% (5.9% of Total Investments)
1,125	Allegheny County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	No Opt. Call	BBB	1,194,413
	Refunding Bonds, Duquesne Light Company, Series 1999A, 4.350%, 12/01/13 – AMBAC Insured
7,590	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	11/10 at 100.00	BBB	7,591,746
	Bonds, Metropolitan Edison Company, Series 1997A, 5.950%, 5/01/27 – AMBAC Insured (Alternative
	Minimum Tax)
2,000	Indiana County Industrial Development Authority, Pennsylvania, Pollution Control Revenue	6/12 at 101.00	Baa1	2,021,680
	Refunding Bonds, PSEG Power LLC, Series 2001A, 5.850%, 6/01/27 (Alternative Minimum Tax)
2,150	Lehigh County Industrial Development Authority, Pennsylvania, Pollution Control Revenue Bonds,	2/15 at 100.00	A	2,162,169
	Pennsylvania Power and Light Company, Series 2005, 4.750%, 2/15/27 – FGIC Insured
700	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Fifth Series 2004A-1,	9/14 at 100.00	AAA	705,369
	5.000%, 9/01/26 – AGM Insured
1,000	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, General Ordinance, Seventeenth Series	7/13 at 100.00	AAA	1,042,540
	2003, 5.375%, 7/01/19 – AGM Insured
5,050	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Seventh Series, 2007, 5.000%, 10/01/37 –	10/17 at 100.00	BBB+	4,954,000
	AMBAC Insured
19,615	Total Utilities			19,671,917
	Water and Sewer – 12.1% (8.2% of Total Investments)
305	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2000,	12/10 at 101.00	A1	308,922
	5.500%, 12/01/30 – NPFG Insured
	Allegheny County Sanitary Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2005A:
1,900	5.000%, 12/01/21 – NPFG Insured	12/15 at 100.00	A	1,986,849
2,120	5.000%, 12/01/23 – NPFG Insured	12/15 at 100.00	A	2,195,281
545	5.000%, 12/01/30 – NPFG Insured	12/15 at 100.00	A	552,602
2,500	Bethlehem Authority, Northampton and Lehigh Counties, Pennsylvania, Guaranteed Water Revenue	11/14 at 100.00	AAA	2,672,574
	Bonds, Series 2004, 5.000%, 11/15/20 – AGM Insured
4,000	Bucks County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	3/12 at 100.00	AA–	4,020,239
	Pennsylvania Suburban Water Company, Series 2002, 5.550%, 9/01/32 – NPFG Insured (Alternative
	Minimum Tax)
2,000	Harrisburg Authority, Dauphin County, Pennsylvania, Water Revenue Refunding Bonds, Series	7/14 at 100.00	AAA	2,028,539
	2004, 5.000%, 7/15/22 – AGM Insured
1,600	Luzerne County Industrial Development Authority, Pennsylvania, Water Facility Revenue	12/19 at 100.00	A	1,657,167
	Refunding Bonds, Pennsylvania-American Water Company, Series 2009, 5.500%, 12/01/39
3,360	Mercer County Industrial Development Authority, Pennsylvania, Water Facility Revenue Bonds,	1/11 at 100.00	AA–	3,361,612
	Consumers Water Company, Shenango Valley Division Project, Series 2000, 6.000%, 7/01/30 – NPFG
	Insured (Alternative Minimum Tax)
	Norristown Municipal Waste Authority, Pennsylvania, Sewer Revenue Bonds, Series 2003:
1,140	5.125%, 11/15/22 – FGIC Insured	11/13 at 100.00	N/R	1,161,317
2,535	5.125%, 11/15/23 – FGIC Insured	11/13 at 100.00	N/R	2,571,402
500	Pennsylvania Economic Development Financing Authority, Sewage Sludge Disposal Revenue Bonds,	1/20 at 100.00	Baa3	529,139
	Philadelphia Biosolids Facility Project, Series 2009, 6.250%, 1/01/32
2,000	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2005A, 5.000%,	7/15 at 100.00	AAA	2,112,679
	7/01/23 – AGM Insured
2,000	Unity Township Municipal Authority, Pennsylvania, Sewerage Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	AAA	2,043,619
	12/01/34 – AGM Insured
26,505	Total Water and Sewer			27,201,941
$ 337,485	Total Investments (cost $321,452,963) – 148.6%			332,961,786
	Floating Rate Obligations – (5.7)%			(12,705,000)
	Other Assets Less Liabilities – 1.4%			3,128,399
	Auction Rate Preferred Shares, at Liquidation Value – (44.3)% (5)			(99,275,000)
	Net Assets Applicable to Common Shares – 100%			$ 224,110,185

Fair Value Measurements

In determining the value of the Fund’s investments, various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of July 31, 2010:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$332,961,786	$ —	$332,961,786

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as detailed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At July 31, 2010, the cost of investments was $310,222,843.

Gross unrealized appreciation and gross unrealized depreciation of investments at July 31, 2010, were as follows:

Gross unrealized:
Appreciation	$17,675,456
Depreciation	(7,543,501)
Net unrealized appreciation (depreciation) of investments	$10,131,955

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investor Service, Inc.
(“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Auction Rate Preferred Shares, at Liquidation Value as a percentage of Total Investments is 29.8%.
N/R	Not rated.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Premium Income Municipal Fund 2

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date         September 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date         September 29, 2010

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date         September 29, 2010